REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue [abstract]
REVENUES

NOTE 5 — REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
WatchPAT and other related services	$7,589	$5,731	$19,906	$16,382
EndoPAT and related services	495	330	1,587	1,225
	$8,084	$6,061	$21,493	$17,607

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer):

	Three Months Ended		Three Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
United States and Canada	$5,814	$5,039	$15,461	$13,002
Japan	1,127	235	2,595	2,492
Europe	800	346	2,367	1,147
Asia Pacific (excluding Japan)	139	305	643	621
Israel	83	63	204	225
Others	121	73	223	120
	$8,084	$6,061	$21,493	$17,607

The majority of the Company’s long-lived assets are in Israel.

NOTE 16 – REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
WatchPAT and other related services	$22,384	$18,105	$15,697
EndoPAT and other related services	1,805	2,596	2,743
	$24,189	$20,701	$18,440

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer):

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
United States and Canada	$17,582	$14,764	$13,343
Japan	3,374	2,965	2,161
Europe	1,885	1,746	1,542
Asia Pacific (excluding Japan)	849	759	1,017
Israel	281	260	268
Others	218	207	109
	$24,189	$20,701	$18,440

The majority of the Company’s long lived assets are in Israel.

Revenue from major customers

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Customer A	$4,571	$3,622	$3,549
Customer B	3,229	2,621	2,119
Customer C	2,870	2,510	2,096
	$10,670	$8,753	$7,764